FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Q S I Operations Inc - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, transfer from Level 1 to Level 2	$ 0	$ 0	$ 0
Assets, transfer from Level 2 to Level 1	0	0	0
Liabilities, transfer from Level 1 to Level 2	0	0	0
Liabilities, transfer from Level 2 to Level 1	0	0	0
Assets, transfer out of Level 3	0	0	0
Assets, transfer into Level 3	0	0	0
Liabilities, transfer into Level 3	0	0	0
Liabilities, transfer out of Level 3	0	0	0
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds, fair value	$ 25,510,000	$ 36,040,000	$ 31,895,000